Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Dividend Appreciation Index Fund Participant) Vanguard Dividend Appreciation Index Fund	Vanguard Dividend Appreciation Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Dividend Appreciation Index Fund Participant) Vanguard Dividend Appreciation Index Fund	Vanguard Dividend Appreciation Index Fund - Investor Shares
Management Fees	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Dividend Appreciation Index Fund Participant) Vanguard Dividend Appreciation Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Dividend Appreciation Index Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from dividend-paying stocks will trail returns from the overall stock market. In addition, mid-capitalization stocks (to the extent that the Fund's assets are invested in mid-cap stocks) historically have been more volatile in price than the large-cap stocks that dominate the overall stock market. Dividend-paying stocks tend to go through cycles of doing better-or worse-than the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Dividend Appreciation Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2013 was 18.49%

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.82% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -15.32% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Dividend Appreciation Index Fund Participant) Vanguard Dividend Appreciation Index Fund	One Year	Five Years	Since Inception
Vanguard Dividend Appreciation Index Fund - Investor Shares	11.50%	3.46%	4.66%
Vanguard Dividend Appreciation Index Fund - Investor Shares NASDAQ US Dividend Achievers Select Index	11.73%	3.73%	4.94%

Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Dividend Appreciation Index Fund Participant:) Vanguard Dividend Appreciation Index Fund	Vanguard Dividend Appreciation Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Dividend Appreciation Index Fund Participant:) Vanguard Dividend Appreciation Index Fund	Vanguard Dividend Appreciation Index Fund - Admiral Shares
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Dividend Appreciation Index Fund Participant:) Vanguard Dividend Appreciation Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Dividend Appreciation Index Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from dividend-paying stocks will trail returns from the overall stock market. In addition, mid-capitalization stocks (to the extent that the Fund's assets are invested in mid-cap stocks) historically have been more volatile in price than the large-cap stocks that dominate the overall stock market. Dividend-paying stocks tend to go through cycles of doing better-or worse-than the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Dividend Appreciation Index. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Dividend Appreciation Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.82% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -15.32% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Dividend Appreciation Index Fund Participant:) Vanguard Dividend Appreciation Index Fund	One Year	Five Years	Since Inception
Vanguard Dividend Appreciation Index Fund - Investor Shares	11.50%	3.46%	4.66%
Vanguard Dividend Appreciation Index Fund - Investor Shares NASDAQ US Dividend Achievers Select Index	11.73%	3.73%	4.94%

Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Dividend Appreciation Index Fund Retail) Vanguard Dividend Appreciation Index Fund (USD $)	Vanguard Dividend Appreciation Index Fund - Investor Shares	Vanguard Dividend Appreciation Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Dividend Appreciation Index Fund Retail) Vanguard Dividend Appreciation Index Fund	Vanguard Dividend Appreciation Index Fund - Investor Shares	Vanguard Dividend Appreciation Index Fund - Admiral Shares
Management Fees	0.17%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Dividend Appreciation Index Fund Retail) Vanguard Dividend Appreciation Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Dividend Appreciation Index Fund - Investor Shares	20	64	113	255
Vanguard Dividend Appreciation Index Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from dividend-paying stocks will trail returns from the overall stock market. In addition, mid-capitalization stocks (to the extent that the Fund's assets are invested in mid-cap stocks) historically have been more volatile in price than the large-cap stocks that dominate the overall stock market. Dividend-paying stocks tend to go through cycles of doing better-or worse-than the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Admiral Shares have not yet begun operations. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Dividend Appreciation Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2013 was 18.49%

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.82% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -15.32% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Dividend Appreciation Index Fund Retail) Vanguard Dividend Appreciation Index Fund	One Year	Five Years	Since Inception
Vanguard Dividend Appreciation Index Fund - Investor Shares	11.50%	3.46%	4.66%
Vanguard Dividend Appreciation Index Fund - Investor Shares Return After Taxes on Distributions	11.12%	3.13%	4.35%
Vanguard Dividend Appreciation Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	7.97%	2.91%	3.98%
Vanguard Dividend Appreciation Index Fund - Investor Shares NASDAQ US Dividend Achievers Select Index	11.73%	3.73%	4.94%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.